Receivables, net and Contract assets and liabilities	12 Months Ended
Dec. 31, 2021
Receivables, net and Contract assets and liabilities
Receivables, net and Contract assets and liabilities
—
Note 8
Receivables, net and Contract assets and liabilities
“Receivables, net” consisted of the following:
December 31, ($ in millions)
2021 2020
Trade receivables

6,206 6,417
Other receivables

684 760
Allowance

(339) (357)
Total 6,551 6,820
“Trade receivables” in the table above includes

contractual retention amounts billed to customers of
$ 119

million and $
146

million at December 31, 2021 and 2020, respectively.

Management expects that the
substantial majority of related contracts will be completed

and the substantial majority of the billed amounts
retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2021,
60

percent and
29

percent are expected to be collected in 2022 and

2023, respectively.
“Other receivables” in the table above consists of value

added tax, claims, rental deposits and other
non ‑ trade receivables.
The reconciliation of changes in the allowance for doubtful accounts is as follows:
($ in millions) 2021 2020 2019
Balance at January 1, 357 228 219
Transition adjustment — 56 —
Current-period provision for expected credit losses 33 115 31
Write-offs charged against the allowance (37) (42) (19)
Exchange rate differences

(14) — (3)
Balance at December 31, 339 357 228
The following table provides information about Contract assets and Contract liabilities:
($ in millions) 2021 2020 2019
Contract assets 990 985 1,025
Contract liabilities 1,894 1,903 1,719
Contract assets primarily relate to the Company’s right

to receive consideration for work completed but for
which no invoice has been issued at the reporting date.

Contract assets are transferred to receivables when
rights to receive payment become unconditional. Management

expects that the majority of the amounts will
be collected within one year of the respective balance

sheet date.
Contract liabilities primarily relate to up-front advances

received on orders from customers as well as
amounts invoiced to customers in excess of revenues

recognized predominantly on long-term projects.
Contract liabilities are reduced as work is performed and as revenues are recognized.
The significant changes in the Contract assets and Contract

liabilities balances were as follows:
2021 2020
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which was included in the Contract liabilities balance at January 1, 2021/2020 (1,086) (1,011)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period 1,136 1,129
Receivables recognized that were included in the Contract assets balance at January 1, 2021/2020 (566) (680)
The Company considers its order backlog to represent

its unsatisfied performance obligations. At
December 31, 2021, the Company had unsatisfied performance

obligations totaling $
16,607

million and, of
this amount, the Company expects to fulfill approximately 75 percent of the obligations in 2022,
approximately 14

percent of the obligations in 2023 and the balance thereafter.